Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
GOODWILL

11. GOODWILL

For the years ended December 31, 2024 and 2025, the changes in the carrying value of goodwill by reporting units are as follows:

RMB

Balance as of January 1, 2024	40,407,135
Additions	54,164,199
Impairment for goodwill of Cook SF	(19,776,660)
Impairment for goodwill of Lin	(3,399,342)
Impairment for goodwill of Lishang	(3,212,770)
Impairment for goodwill of Yuli	(3,496,218)
Impairment for goodwill of Yai’s Thai	(32,498,519)
Impairment for goodwill of Yunmao	(5,549,118)

Balance as of December 31, 2024 and January 1, 2025	26,638,707
Impairment for goodwill of Yai’s Thai	(21,665,680)
Balance as December 31, 2025	4,973,027

The movement of the impairment for goodwill is as follows:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	-	(6,592,220)	(74,524,847)

Current period provision	(6,592,220)	(67,932,627)	(21,665,680)

Balance at the end of the year	(6,592,220)	(74,524,847)	(96,190,527)

Goodwill is not amortized and has been assigned to reporting units for purposes of impairment testing. Our reporting units are our individual operating segments.

The Company performed the impairment test for the goodwill and concluded that the impairment for goodwill of Yai’s Thai was noted as December 31, 2025. The impairment for the goodwill as of December 31, 2024 and 2025 was RMB74,524,847 and RMB96,190,527.